OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Kondaur Mortgage Depositor 2013-1, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

     X      Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

October 1, 2014 to December 31, 2014

Date of Report (Date of filing): February 17, 2015

Commission File Number of securitizer: 025-01578

Central Index Key Number of securitizer: 0001599690

Carlos Rodrigues, (203) 256-0113

Name and telephone number, including area code, of the persons to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The securitizer has no activity to report for the quarterly period. The securitizer’s duty to file is being terminated because the securitizer no longer has asset-backed securities outstanding as to which the underlying transaction documents provide a covenant to repurchase or replace an underlying asset for a breach of a representation and warranty, by reason of the expiration of such covenant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

KONDAUR MORTGAGE DEPOSITOR 2013-1, LLC

By: Matawin Ventures IV, L.L.C., its sole member

By: Tourmalet Advisors, L.P., its manager

By: Tourmalet Advisors GP, L.L.C., its general partner

Date: February 17, 2015	/s/ Carlos Rodrigues
Name: Carlos Rodrigues
Title: Chief Operating Officer & Chief
Financial Officer
(senior officer in charge of securitization of the securitizer)